RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of amounts due to directors and officers (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 52,728	$ 46,355
Company controlled by Former Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	0	3,865
Company controlled by Interim CFO and Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	10,500	0
Chief Executive Officer of the Company [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	561	823
Director [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 41,667	$ 41,667